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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES


		Investment Company Act file number 811-02864

                          Pioneer Bond Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  June 30


Date of reporting period:  July 1, 2007 through December 31, 2007


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

                                     PIONEER
                             -----------------------
                                    BOND FUND

                                      PIOBX
                                  Ticker Symbol

                                   Semiannual
                                     Report

                                    12/31/07

                                 [LOGO] PIONEER
                                        Investments (R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                          2
Portfolio Management Discussion                4
Portfolio Summary                              9
Prices and Distributions                      10
Performance Update                            11
Comparing Ongoing Fund Expenses               17
Schedule of Investments                       19
Financial Statements                          34
Notes to Financial Statements                 44
Approval of Investment Advisory Agreement     52
Trustees, Officers and Service Providers      56

                                                                     President's

Dear Shareowner,
--------------------------------------------------------------------------------
Staying diversified and keeping your portfolio invested in the markets are two general investment principles that have served investors well over time. They were particularly useful guides in the second half of 2007, when an otherwise healthy long-term bull market was buffeted by problems in the financial services industry and the emergence of worries about a slowing economy.

After an extended period of steady growth with sustained low unemployment and low inflation, the U.S. economy ran into difficulty as 2007 drew to a close. Problems in the financial system tied to poor practices in the mortgage financing industry and the end of home price appreciation forced investors and bankers to mark down the value of assets on their balance sheets by over one hundred billion dollars. A late-summer credit crunch forced central banks in the United States and Europe to act in the role of "lender of last resort" to keep credit markets functioning. As the repercussions of the credit crunch and falling home prices were felt in the real economy, unemployment rose and consumer confidence fell. Inflation concerns moved to the back burner for the Federal Reserve, which lowered interest rates, first gradually, then more rapidly, as concern grew that falling home prices and disruptions in financial markets posed a significant threat to economic growth.

Against this "wall of worry" backdrop, the performance of major asset classes in the second half of 2007 was mixed. The Standard & Poor's 500 Index fell 1% in the second half of 2007, the Dow Jones Industrial Average was flat, and the NASDAQ Composite Index rose 2%. The MSCI EAFE Developed Market Index was also flat for the second half of 2007, while the MSCI Emerging Markets Index rose 19% over the same period. The U.S. investment-grade bond market, as measured by the Lehman Aggregate Bond Index, rose 6%, while the U.S. high-yield bond market, as measured by the Merrill Lynch High Yield Bond Master II Index, fell 1%, as its higher-coupon yields could not compensate for falling bond prices as credit spreads (differences between yields of higher- and lower-quality bonds) widened during the second half of 2007.

Letter

Sudden swings in the markets are always to be expected. The history of the stock market demonstrates that sharp market downturns are frequently followed by strong recoveries, but they are also difficult to time. Just as staying diversified and invested are important investment principles, it is also important to pay attention to asset allocation. As always, we encourage you to work closely with your financial advisor to find the mix of stocks, bonds and money market assets that is best aligned to your particular risk tolerance and investment objective.

Respectfully,

/s/ Daniel K. Kingsbury

Daniel K. Kingsbury
President and CEO
Pioneer Investment Management USA, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07
--------------------------------------------------------------------------------

The environment for fixed-income securities changed markedly during the second half of 2007, as signs of a weakening economy resulted in a general flight to the highest-quality securities. Strong economic growth trends had supported higher-yielding, lower-quality securities in the first half of the year. However, as evidence grew of a deceleration in economic growth, investors moved away from higher-yielding, credit-sensitive securities, seeking lower-yielding, but higher credit quality issues. In the following interview, Kenneth J. Taubes discusses the factors that influenced the performance of Pioneer Bond Fund during the six months ending December 31, 2007. Mr. Taubes, Director of Pioneer's Fixed income Group, is responsible for the daily management of the Fund.

Q:   How did the Fund perform during the last half of 2007?

A: Pioneer Bond Fund did very well against competitive funds during the period, but its focus on yield-oriented securities caused it to lag benchmarks more influenced by the performance of higher-quality, lower-yielding securities. The Fund's Class A shares returned 5.51% at net asset value for the six months ending December 31, 2007, trailing the 5.93% return of the Lehman Aggregate Bond Index for the same period. However, the Fund's return was substantially better than the 3.80% average return of the 175 funds in Lipper's Corporate Debt A-rated category for the same period. On December 31, 2007, the 30-day SEC yield of Class A shares was 4.07%.

     Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q: What were the principal factors affecting Fund performance during the six months?

A: Economic growth, which maintained a brisk pace during the first half of 2007, showed clear signs of deceleration during the second half. The causes of this slowing were complex, but the first

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    signs appeared in the most vulnerable part of the economy - residential housing. The yield curve - which reflects the differences in yields between shorter-maturity and longer-maturity securities - had been inverted for much of 2006 and the first part of 2007. This unusual phenomenon occurs when the normal yield relationships are reversed and shorter-maturity securities offer higher yields than longer-maturity securities. Inverted yield curves - which make it difficult for traditional lending activity to be profitable - often precede slumps in the economy. Residential housing is a central part of the economy, but it also was the weakest link in an era in which lending standards were declining even as home prices were rising dramatically over the previous years. As the housing market began weakening, mortgage defaults rose, institutions began writing down the value of assets on their balance sheets, lending activity became increasingly restricted and the nation's banking system was disrupted. The effects began to spread from the housing market into the general economy, which showed clear signs of a deceleration in the final quarter of the year. During the last three months of 2007, evidence grew of a slowing in job growth and consumer spending, accompanied by rising inflationary pressures from increasing energy, health care and food costs.

    The Federal Reserve Board - the nation's central bank - had begun to inject new liquidity into the financial system in late summer, and by the end of 2007 the key Federal funds target rate had been lowered from 5.25% to 4.25%. The yield curve became more normalized, with short-term interest rates declining much more dramatically than long-term rates. As the year ended, the financial markets anticipated that the Fed would make further rate cuts in 2008 to re-monetize the financial system and restore a more stable environment that would allow bank lending activity to increase.

    In this environment, fixed-income sectors that offered yield advantages over Treasuries lagged the return of U.S. Treasuries, with high-yield and investment-grade corporate bonds generally declining in price. Treasuries were the best-performing parts of the fixed-income market in 2007, followed by government agency mortgage securities. Among Treasuries, Treasury Inflation Protected Securities (TIPS) and short-to-intermediate Treasuries performed well.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

Q: What were your strategies for the Fund during this period, and how did they affect performance?

A: Our general long-term strategy is to invest in securities that can generate yield advantages for the Fund. However, we upgraded the overall credit quality of the Fund in the second half of 2007 as a defensive measure. We lowered exposures to both lower-rated, high-yield corporates and investment-grade corporates. As we did so, we increased exposure to government agency mortgage securities and Treasuries, especially TIPS.

     Our focus on better yielding sectors caused us to be underweighted in Treasuries, which outperformed other parts of the market and led to the underperformance relative to the Lehman indexes for the period. Nevertheless, our emphasis on government agency mortgages and TIPS, and our de-emphasis of corporate bonds in general helped us significantly outperform most competitive portfolios. Government agency mortgages trailed Treasuries on a total return basis, as Treasuries tended to have better price performance, but agency mortgages outperformed all grades of corporate bonds, helping the Fund's relative performance. Toward the end of the fiscal year, after significant underperformance by corporate debt, we did take advantage of widened yield spreads and began to increase our exposure to attractively priced corporate bonds, although corporates remained underweighted. On December 31, 2007, the end of the fiscal period, the average credit quality of Fund holdings was AA.

     As market interest rates declined earlier in 2007, we also had lengthened the Fund's duration - or, price sensitivity to interest rate changes. At the end of the year, however, we moved to a more neutral positioning with respect to interest rate risk. On December 31, 2007, the Fund's effective duration was 4.54 years, and the average maturity of holdings was 6.66 years.

Q: Did any individual investments a have noteworthy impact on Fund results for the second half of 2007?

A: Among the Fund's corporate bond investments, we generally de-emphasized bonds of financial services companies. However, the Fund did hold positions in several bonds issued by insurance companies that we believed were less vulnerable to the effects of the credit downturn. Several of these holdings performed well,

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     including bonds of Hanover Insurance. The Fund also invested selectively in some bank loans that offered greater investor protection than corporate bonds. Loans issued to Metavante, which provides software systems to smaller banks, contributed positively to results during the period, as did the Fund's position in bonds of Hospital Corporation of America, or HCA.

     Detractors from Fund performance included bonds of Station Casinos, which issued new debt in a leveraged buyout plan, hurting existing bondholders. Also holding back results was the Fund's investment in SASC securities, which were commercial collateralized mortgage obligations.

Q:   What is your investment outlook?

     A: We believe the Federal Reserve will continue to reduce short-term interest rates in 2008, and the yield curve should continue to steepen, increasing the profitability of bank lending as the differences between short-term borrowing costs and long-term lending rates increase. Treasuries, after outperforming in 2007, look less attractive. As we move ahead, we may increase the Fund's positions in attractively valued corporate bonds and non-agency mortgage securities.

When interest rates rise, the prices of fixed-income securities in the Fund will generally fall. Conversely, when interest rates fall, the prices of fixed-income securities in the Fund will generally rise.

Investments in the Fund are subject to possible loss due to the financial failure of issuers of underlying securities and their inability to meet their debt obligations.

Prepayment risk is the chance that mortgage-backed bonds will be paid off early if falling interest rates prompt homeowners to refinance their mortgages. Forced to reinvest the unanticipated proceeds at lower interest rates, the Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling interest rates. Investments in high-yield or lower-rated securities are subject to greater-than-average risk. The securities issued by U.S. Government sponsored entities (i.e., FNMA, Freddie Mac) are neither guaranteed nor issued by the U.S. Government. The portfolio may invest in mortgage-backed securities, which during times of fluctuating interest rates

Pioneer Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/07                           (continued)
--------------------------------------------------------------------------------

may increase or decrease more than other fixed-income securities.
Mortgage-backed securities are also subject to pre-payments. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/07
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented by a pie chart in the printed material]


U.S. Government Securities                       69.1%
U.S. Corporate Bonds                            20.5%
Collateralized Mortgage Obligations              4.0%
Asset Backed Securities                          3.7%
Senior Secured Loans                             1.9%
Temporary Cash Investment                        0.7%
Municipal Bonds                                  0.1%

Portfolio Quality
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following data is represented by a pie chart in the printed material]


AAA                     1.4%
AA                      2.2%
A                       5.3%
BBB                     7.1%
BB                      7.2%
B & Lower               2.0%
Commercial Paper        1.7%
Treasury/Agency        73.1%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total long-term holdings)*

    1.   U.S. Treasury Inflation Protected Security, 1.875%, 7/15/15     4.54%
    2.   U.S. Treasury Bonds, 6.25%, 8/15/23                             2.54
    3.   U.S. Treasury Bonds, 4.25%, 11/15/13                            2.49
    4.   U.S. Treasury Inflation Protected Security, 0.0%, 11/15/13      2.49
    5.   Federal National Mortgage Association, 5.5%, 9/1/37             2.19
    6.   Federal National Mortgage Association, 5.5%, 4/1/36             2.06
    7.   Federal Home Loan Mortgage Corp., 5.0%, 11/1/35                 1.43
    8.   U.S. Treasury Bond, 5.125%, 5/15/16                             1.38
    9.   Government National Mortgage Association, 5.5%, 1/15/36         1.22
   10.   Federal Home Loan Mortgage Corp., 4.5%, 10/1/20                 1.05

* This list excludes temporary cash investments and derivative instruments. The portfolio is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any security listed.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class   12/31/07   6/30/07
------- ---------- --------
    A      $9.22    $8.95
    B      $9.17    $8.90
    C      $9.14    $8.87
    R      $9.32    $9.05
    Y      $9.15    $8.88

 Class   12/31/07   7/6/07*
------- ---------- --------
    Z      $9.23    $8.89

Distributions Per Share
--------------------------------------------------------------------------------


                     7/1/07 - 12/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
    A      $0.2185      $      -        $      -
    B      $0.1767      $      -        $      -
    C      $0.1795      $      -        $      -
    R      $0.2126      $      -        $      -
    Y      $0.2306      $      -        $      -

                     7/6/07 - 12/31/07
        -------------------------------------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
------- ------------ --------------- --------------
   Z    $0.2233         $        -      $      -


*    Class Z shares were first publicly offered on July 6, 2007

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Bond Fund at public offering price, compared to that of the Lehman Brothers Aggregate Bond Index.

[The following data is represented by a mountain chart in the printed material]


12/97     9,550      10,000
          10,285     10,869
12/99     9,955      10,779
          10,797     12,033
12/01     11,611     13,049
          12,629     14,387
12/03     13,747     14,977
          14,532     15,627
12/05     14,890     16,007
          15,419     16,700
12/07     16,358     17,864

                     Average Annual Total Returns
                       (As of December 31, 2007)
                                           Net Asset    Public Offering
Period                                    Value (NAV)     Price (POP)
 10 Years                                5.53%         5.04%
 5 Years                                 5.31          4.34
 1 Year                                  6.09          1.31
-----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2007)
                                         Gross          Net

                                         1.00%         1.00%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.5% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through
11/1/10 for Class A shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in
Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond
Index.

[The following data is represented by a mountain chart in the printed material]


12/97     10,000     10,000
          10,681     10,869
12/99     10,270     10,779
          11,020     12,033
12/01     11,774     13,049
          12,691     14,387
12/03     13,699     14,977
          14,360     15,627
12/05     14,567     16,007
          14,949     16,700
12/07     15,720     17,864

                 Average Annual Total Returns
                   (As of December 31, 2007)
                                          If             If
Period                                   Held         Redeemed
 10 Years                                4.63%         4.63%
 5 Years                                 4.37          4.37
 1 Year                                  5.15          1.15
-----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2007)
                                         Gross          Net

                                         2.02%         1.90%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com.

All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects the contractual expense limitation currently in effect through
11/1/09 for Class B shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in
Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond
Index.

[The following data is represented by a mountain chart in the printed material]


12/97     10,000      10,000
          10,687      10,869
12/99     10,252      10,779
          11,027      12,033
12/01     11,728      13,049
          12,629      14,387
12/03     13,610      14,977
          14,279      15,627
12/05     14,492      16,007
          14,864      16,700
12/07     15,654      17,864

                 Average Annual Total Returns
                   (As of December 31, 2007)
                                          If             If
Period                                   Held         Redeemed
 10 Years                                4.58%         4.58%
 5 Years                                 4.39          4.39
 1 Year                                  5.32          5.32
-----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2007)
                                         Gross          Net

                                         1.85%         1.85%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through
11/1/09 for Class C shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in
Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond
Index.

[The following data is represented by a mountain chart in the printed material]


12/97    10,000     10,000
         10,716     10,869
12/99    10,321     10,779
         11,138     12,033
12/01    11,918     13,049
         12,899     14,387
12/03    14,038     14,977
         14,827     15,627
12/05    15,140     16,007
         15,640     16,700
12/07    16,574     17,864

                 Average Annual Total Returns
                   (As of December 31, 2007)
                                          If             If
Period                                   Held         Redeemed
 10 Years                                5.18%         5.18%
 5 Years                                 5.14          5.14
 1 Year                                  5.97          5.97
-----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2007)
                                         Gross           Net
                                         1.44%         1.25%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through
11/1/09 for Class R shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an Index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                              CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in
Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond
Index.

[The following data is represented by a mountain chart in the printed material]


12/97      10,000     10,000
           10,769     10,869
12/99      10,424     10,779
           11,306     12,033
12/01      12,171     13,049
           13,289     14,387
12/03      14,526     14,977
           15,448     15,627
12/05      15,877     16,007
           16,510     16,700
12/07      17,581     17,864

                 Average Annual Total Returns
                   (As of December 31, 2007)
                                          If            If
Period                                   Held        Redeemed
 10 Years                                5.80%         5.80%
 5 Years                                 5.76          5.76
 1 Year                                  6.49          6.49
-----------------------------------------------------------
 Expense Ratio
 (Per prospectus dated November 1, 2007)
                                         Gross           Net

                                         0.57%         0.57%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of the Fund's Class Y shares on September 20, 2001 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance for Y shares prior to their inception would have been higher. Class A shares are used as a proxy through 9/20/01. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/07                             CLASS Z SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in
Pioneer Bond Fund, compared to that of the Lehman Brothers Aggregate Bond
Index.

[The following data is represented by a mountain chart in the printed material]


12/97     10,000       10,000
          10,769       10,869
12/99     10,424       10,779
          11,306       12,033
12/01     12,158       13,049
          13,224       14,387
12/03     14,395       14,977
          15,217       15,627
12/05     15,591       16,007
          16,145       16,700
12/07     17,170       17,864

               Average Annual Total Returns
                (As of December 31, 2007)
                                          If            If
Period                                   Held        Redeemed
 10 Years                                5.56%         5.56%
 5 Years                                 5.36          5.36
 1 Year                                  6.35          6.35
------------------------------------------------------------
 Expense Ratio
 (Per prospectus dated July 6, 2007)
                                         Gross          Net

                                         0.86%         0.80%

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Performance shown for periods prior to the inception of Class Z shares on July 6, 2007 reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Z shares, the performance for Class Z shares prior to their inception April 30, 2007 would have been higher. Class Z shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The net expense ratio reflects contractual expense limitation currently in effect through 11/1/10 for Class Z Shares. There can be no assurance that Pioneer will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

The Lehman Brothers Aggregate Bond Index is a market value-weighted measure of Treasury and agency issues, corporate bond issues and mortgage-backed securities. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in an index.

Pioneer Bond Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

1. ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

2.   transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on actual returns from July 1, 2007** through December 31,
2007***

 Share Class             A            B            C            R            Y            Z
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 7/1/07
 Ending Account      $1,055.10    $1,050.60    $1,051.10    $1,056.90    $1,053.80    $1,063.90
 Value (after
 expenses)
 On 12/31/07
 Expenses Paid       $    5.08    $    9.82    $    9.25    $    6.48    $    2.95    $    2.88
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 1.90%, 1.79%, 1.25%, 0.57%, and 0.57%, for Class A, Class B, Class C, Class R, Class Y and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (179/365 for Class Z) (to reflect the one-half year period).

Pioneer Bond Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Bond Fund

Based on a hypothetical 5% per year return before expenses, reflect ing the period from July 1, 2007** through December 31, 2007***

 Share Class             A            B            C            R            Y            Z
-----------------------------------------------------------------------------------------------
 Beginning Account   $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00    $1,000.00
 Value On 7/1/07
 Ending Account      $1,020.27    $1,015.63    $1,016.18    $1,018.90    $1,022.33    $1,021.73
 Value (after
 expenses)
 On 12/31/07
 Expenses Paid       $    4.99    $    9.65    $    9.10    $    6.36    $    2.91    $    2.83
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 0.98%, 1.90%, 1.71%, 1.25%, 0.57%, and 0.57%, for Class A, Class B, Class C, Class R, Class Y, and Class Z shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (179/365 for Class Z) (to reflect the one-half year period).

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited)
--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount           Rate (b)    Ratings                                                           Value
                                         PREFERRED STOCK - 0.3%
                                         Insurance - 0.3%
                                         Life & Health Insurance - 0.3%
$    153,800                             Delphi Financial Group, 7.376%,
                                         5/15/37                                   $    2,840,501
                                                                                   --------------
                                         TOTAL PREFERRED STOCK
                                         (Cost $3,845,000)                         $    2,840,501
                                                                                   --------------
                                         ASSET BACKED SECURITIES - 3.6%
                                         Energy - 0.1%
                                         Oil & Gas Equipment And Services - 0.1%
   1,000,000       7.74      NR/NR       Sevan Marine ASA, Floating Rate Note,
                                         5/14/13 (144A)                            $      990,000
                                                                                   --------------
                                         Total Energy                              $      990,000
                                                                                   --------------
                                         Transportation - 0.1%
                                         Airlines - 0.1%
   1,286,124                 A/A2        Southwest Airlines Co., 7.67%, 1/2/14     $    1,367,407
                                                                                   --------------
                                         Total Transportation                      $    1,367,407
                                                                                   --------------
                                         Consumer Services - 0.4%
                                         Restaurants - 0.4%
   3,970,000                 BB/Ba3      Dunkin Brands Master Finance LLC,
                                         8.28%, 6/20/31 (144A)                     $    4,010,224
                                                                                   --------------
                                         Total Consumer Services                   $    4,010,224
                                                                                   --------------
                                         Food & Drug Retailing - 0.4%
                                         Food Retail - 0.4%
   5,325,000                 BB/Aaa      Dominos Pizza Master Issuer LL,
                                         7.629%, 4/25/37                           $    5,068,814
                                                                                   --------------
                                         Total Food & Drug Retailing               $    5,068,814
                                                                                   --------------
                                         Banks - 0.8%
                                         Thrifts & Mortgage Finance - 0.7%
   3,375,000                 AAA/Aaa     GMAC Commercial Mortgage Securities,
                                         Inc., 4.864%, 12/10/41                    $    3,339,883
   5,310,000                 AAA/Aaa     Local Insight Media Finance Ll, 5.88%,
                                         10/23/37                                       5,056,341
     436,009       6.10      A-/Baa1     Taganka Car Loan Finance Plc, Floating
                                         Rate Note, 11/14/13 (144A)                       436,009
                                                                                   --------------
                                                                                   $    8,832,233
                                                                                   --------------
                                         Total Banks                               $    8,832,233
                                                                                   --------------

The accompanying notes are an integral part of these financial statements.   19

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                              Value
                                           Diversified Financials - 1.3%
                                           Diversified Financial Services - 1.2%
$ 10,135,000                 AAA/Aaa       JP Morgan Chase Commercial Mortgage
                                           Security Corp., 5.8755%, 4/15/45           $   10,545,087
   1,331,440                 BBB+/Baa2     PF Export Receivable Master Trust,
                                           6.436%, 6/1/15 (144A)                           1,342,558
   2,363,127                 BBB/Baa2      Power Receivables Finance, 6.29%,
                                           1/1/12 (144A)                                   2,467,104
                                                                                      --------------
                                                                                      $   14,354,749
                                                                                      --------------
                                           Total Diversified Financials               $   14,354,749
                                                                                      --------------
                                           Utilities - 0.6%
                                           Electric Utilities - 0.6%
     889,930                 BBB-/Baa3     Crocket Cogeneration, 5.869%, 3/30/25
                                            (144A)                                    $      889,245
   1,904,616                 BBB/Baa3      FPL Energy America Wind LLC, 6.639%,
                                           6/20/23 (144A)                                  1,977,201
     747,600                 BB/Ba2        FPL Energy Wind Funding, 6.876%,
                                           6/27/17 (144A)                                    765,356
   2,860,753                 BB/Ba2        Tenaska Alabama, 7.0%, 6/30/21
                                            (144A)                                         2,855,209
                                                                                      --------------
                                                                                      $    6,487,011
                                                                                      --------------
                                           TOTAL ASSET BACKED SECURITIES
                                           (Cost $41,309,391)                         $   41,110,438
                                                                                      --------------
                                           COLLATERALIZED MORTGAGE OBLIGATIONS - 3.9%
                                           Banks - 2.6%
                                           Thrifts & Mortgage Finance - 2.6%
   1,440,000                 AAA/Aaa       Bank of America Commercial Mortgage,
                                           Inc., 4.877%, 7/10/42                      $    1,430,335
     471,478       5.27      AAA/Aaa       Impac Securities Assets Corp., Floating
                                           Rate Note, 11/25/34                               469,885
  10,000,000                 AAA/Aaa       LB-UBS Commercial Mortgage, 5.372%,
                                           9/15/39                                        10,034,448
   8,510,000       5.70      AAA/Aaa       SASC 2007 BHC1 A1, Floating Rate
                                           Note, 12/18/49                                  7,619,250
   2,890,000       5.74      AAA/NR        SASC 2007 BHC1 A2, Floating Rate
                                           Note, 12/18/49                                  2,427,834
   2,010,000                 NR/Ba1        SBA CMBS Trust, 6.709%, 11/15/36                1,898,859
   1,435,000                 AA/Aa2        T SRA R 2006-1 B, 5.7467%, 10/15/36             1,355,013
   3,787,250                 AAA/Aaa       Wachovia Bank Commercial Mortgage
                                           Trust, 4.803%, 10/15/41                         3,741,167

20  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                               Value


                                           Thrifts & Mortgage Finance - (continued)
$    766,928                 AAA/Aaa       Wells Fargo Mortgage Backed Securities,
                                           5.25, 12/25/33                              $      748,091
                                                                                       --------------
                                                                                       $   29,724,882
                                                                                       --------------
                                           Total Banks                                 $   29,724,882
                                                                                       --------------
                                           Diversified Financials - 0.7%
                                           Other Diversified Finance Services - 0.7%
   1,100,000                 AA/Aa2        CS First Boston Mortgage Security, 7.0%,
                                           5/25/32                                     $    1,089,893
     860,543                 AAA/Aaa       First Horizon Mortgage Pass-Through
                                           Trust, 5.0%, 3/25/18                               854,896
   1,270,000                 NR/Ba1        Global Signal, 7.036%, 2/15/36 (144A)            1,306,703
   1,672,024                 AAA/Aaa       Morgan Stanley Capital I, 5.25%,
                                           12/25/17                                         1,647,088
     545,554                 AAA/Aaa       Morgan Stanley Capital I, 7.0%, 7/25/33            560,386
   2,049,292                 AAA/Aaa       RALI 2005-QA10 A41, 5.7412%,
                                           9/25/35                                          2,014,233
     243,617                 AAA/Aaa       Salomon Brothers Mortgage Securities,
                                           8.0%, 9/25/30                                      245,092
     575,000                 NR/Ba2        Tower 2004-2A F, 6.376%, 12/15/14                  509,105
                                                                                       --------------
                                                                                       $    8,227,396
                                                                                       --------------
                                           Total Diversified Financials                $    8,227,396
                                                                                       --------------
                                           Government - 0.5%
     871,127                 AAA/Aaa       Federal Home Loan Bank, 6.0%,
                                           4/15/32                                     $      894,495
   4,829,879                 AAA/Aaa       Freddie Mac, 6.1%, 9/15/18                       4,823,834
                                                                                       --------------
                                                                                       $    5,718,329
                                                                                       --------------
                                           TOTAL COLLATERALIZED MORTGAGE
                                           OBLIGATIONS
                                           (Cost $45,174,768)                          $   43,670,607
                                                                                       --------------
                                           CORPORATE BONDS - 20.0%
                                           Energy - 0.8%
                                           Integrated Oil & Gas - 0.0%
      45,000                 BBB/Baa2      Petro-Canada, 4.0%, 7/15/13                 $       41,850
      25,000                 BBB+/Baa1     USX Corp., 6.85%, 3/1/08                            25,077
                                                                                       --------------
                                                                                       $       66,927
                                                                                       --------------

The accompanying notes are an integral part of these financial statements.   21

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                               Value
                                           Oil & Gas Exploration & Production - 0.3%
$  1,259,060                 A/Aa2         Ras Laffan Liquefied Natural Gas,
                                           3.437%, 9/15/09 (144A)                      $    1,257,020
   1,605,000                 A/Aa2         Ras Laffan LNG 3, 5.832%, 9/30/16
                                           (144A)                                           1,630,969
     720,000                 BB+/Ba2       Southern Star Central Corp., 6.75%,
                                           3/1/16                                             689,400
                                                                                       --------------
                                                                                       $    3,577,389
                                                                                       --------------
                                           Oil & Gas Refining & Marketing - 0.0%
     435,000                 BBB/Baa2      Boardwalk Pipelines LLC, 5.5%, 2/1/17       $      431,003
                                                                                       --------------
                                           Oil & Gas Storage & Transportation - 0.5%
   1,150,000                 B+/B1         Holly Energy Partners LP, 6.25%, 3/1/15     $    1,058,000
   3,915,000                 BBB-/Baa3     NGPL Pipeco LLC, 6.514%, 12/15/12
                                           (144A)                                           3,974,986
                                                                                       --------------
                                                                                       $    5,032,986
                                                                                       ==============
                                           Total Energy                                $    9,108,305
                                                                                       ==============
                                           Materials - 0.6%
                                           Aluminum - 0.2%
   2,290,000                 B/B3          Novelis, Inc., 7.25%, 2/15/15               $    2,152,600
                                                                                       --------------
                                           Commodity Chemicals - 0.1%
   2,000,000                 B+/Ba3        Nova Chemicals, Ltd., 6.5%, 1/15/12         $    1,875,000
                                                                                       --------------
                                           Construction Materials - 0.2%
   2,000,000                 A-/A3         Vulcan Materials Co., 6.0%, 4/1/09          $    2,043,230
                                                                                       --------------
                                           Fertilizers & Agricultural Chemicals - 0.0%
      45,000                 BBB+/Baa1     Potash Corp., Saskatchewan, 4.875%,
                                           3/1/13                                      $       44,535
                                                                                       --------------
                                           Steel - 0.1%
     915,000                 A+/A1         Nucor Corp., 5.0%, 12/1/12                  $      916,146
                                                                                       --------------
                                           Total Materials                             $    7,031,511
                                                                                       --------------
                                           Capital Goods - 1.6%
                                           Aerospace & Defense - 0.0%
      40,000                 A+/A2         Boeing Co., 5.125%, 2/15/13                 $       40,867
                                                                                       --------------
                                           Construction & Farm Machinery & Heavy Trucks - 0.6%
   1,000,000                 A/A2          Caterpillar, Inc., 6.55%, 5/1/11            $    1,062,910
   5,000,000                 A/A2          Deere & Co., 7.0%, 3/15/12                       5,444,425
                                                                                       --------------
                                                                                       $    6,507,335
                                                                                       --------------
                                           Electrical Component & Equipment - 0.1%
   1,409,784                 NR/WD         Orcal Geothermal, 6.21%, 12/30/20
                                           (144A)                                      $    1,485,955
                                                                                       ==============

22  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                                Value
                                           Industrial Conglomerates - 0.6%
$  7,000,000                 AAA/Aaa       GE Electric Co., 5.0%, 2/1/13                $    7,089,061
                                                                                        --------------
                                           Trading Companies & Distributors - 0.3%
   3,100,000                 BBB-/Baa3     Glencore Funding LLC, 6.0%, 4/15/14
                                           (144A)                                       $    3,118,147
                                                                                        --------------
                                           Total Capital Goods                          $   18,241,365
                                                                                        --------------
                                           Transportation - 0.2%
                                           Railroads - 0.2%
   2,220,000                 B+/B2         Kansas City Southern Mexico, 7.625%,
                                           12/1/13                                      $    2,189,475
                                                                                        --------------
                                           Total Transportation                         $    2,189,475
                                                                                        --------------
                                           Consumer Durables & Apparel - 0.3%
                                           Homebuilding - 0.3%
   1,230,000       0.00      BBB-/BBB-     C10 Capital SPV, Ltd., Floating Rate
                                           Note, 12/31/49                               $    1,132,043
   2,260,000       6.64      BBB-/NR       C8 Capital SPV, Ltd., Floating Rate Note,
                                           12/31/49                                          2,141,666
                                                                                        --------------
                                                                                        $    3,273,709
                                                                                        --------------
                                           Total Consumer Durables & Apparel            $    3,273,709
                                                                                        --------------
                                           Consumer Services - 0.4%
                                           Casinos & Gaming - 0.1%
   1,780,000                 B-/Caa1       Station Casinos, Inc., 6.625%, 3/15/18       $    1,219,300
                                                                                        --------------
                                           Education Services - 0.3%
   3,095,000                 AAA/Aaa       President & Fellows of Harvard, 6.3%,
                                           10/1/37                                      $    3,421,120
                                                                                        --------------
                                           Total Consumer Services                      $    4,640,420
                                                                                        --------------
                                           Media - 0.5%
                                           Broadcasting & Cable TV - 0.0%
     135,000                 BBB+/Baa2     Comcast Corp., 5.3%, 1/15/14                 $      132,381
                                                                                        --------------
                                           Media - 0.5%
   5,000,000                 BBB+/Baa2     Comcast Cable Corp., 6.75%, 1/30/11          $    5,227,425
                                                                                        --------------
                                           Total Media                                  $    5,359,806
                                                                                        --------------
                                           Retailing - 0.0%
                                           Department Stores - 0.0%
      25,000                 A-/Baa1       Nordstrom, Inc., 5.625%, 1/15/09             $       25,067
                                                                                        --------------
                                           Total Retailing                              $       25,067
                                                                                        --------------

The accompanying notes are an integral part of these financial statements.   23

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                               Value
                                           Food, Beverage & Tobacco - 0.9%
                                           Brewers - 0.0%
$     55,000                 BBB+/Baa1     Miller Brewing Co., 5.5%, 8/15/13
                                           (144A)                                      $       55,731
                                                                                       --------------
                                           Distillers & Vintners - 0.4%
   4,265,000                 BB-/Ba3       Constellation Brands, Inc., 8.375%,
                                           12/15/14                                    $    4,275,663
                                                                                       --------------
                                           Packaged Foods & Meats - 0.5%
   5,055,000                 A+/A1         Unilever Capital Corp., 7.125%, 11/1/10     $    5,421,199
                                                                                       --------------
                                           Soft Drinks - 0.0%
      55,000                 A/A3          Bottling Group LLC, 5.0%, 11/15/13          $       55,448
                                                                                       --------------
                                           Total Food, Beverage & Tobacco              $    9,808,041
                                                                                       --------------
                                           Health Care Equipment & Services - 0.1%
                                           Health Care Facilities - 0.0%
   1,040,000                 BB-/B2        HCA, Inc., 9.625%, 11/15/16                 $    1,099,800
                                                                                       --------------
                                           Total Health Care Equipment & Services      $    1,099,800
                                                                                       --------------
                                           Pharmaceuticals & Biotechnology - 0.4%
                                           Pharmaceuticals - 0.4%
   4,745,000                 B+/Ba3        Valeant Pharmaceuticals, 7.0%,
                                           12/15/11                                    $    4,561,131
                                                                                       --------------
                                           Total Pharmaceuticals & Biotechnology       $    4,561,131
                                                                                       --------------
                                           Banks - 1.5%
                                           Diversified Banks - 0.4%
   1,100,000                 AA-/Aa2       Nationsbank Corp., 7.75%, 8/15/15           $    1,241,550
     200,000                 BB+/Baa2      TNK-BP Finance SA, 6.625%, 3/20/17                 182,500
   1,000,000                 BB+/Baa2      TNK-BP Finance SA, 6.625%, 3/20/17
                                           (144A)                                             912,500
   2,080,000                 BB+/Baa2      TNK-BP Finance SA, 7.5%, 7/18/16
                                           (144A)                                           2,015,000
   1,000,000                 BB+/Baa2      TNK-BP Finance SA, 7.875%, 3/13/18
                                           (144A)                                             987,500
                                                                                       --------------
                                                                                       $    5,339,050
                                                                                       --------------
                                           Regional Banks - 0.7%
   3,515,000                 AA-/Aa2       Barclays Plc, 6.05%, 12/4/17                $    3,541,781
   4,500,000                 A+/Aa3        Branch Banking & Trust Co., 4.875%,
                                           1/15/13                                          4,410,603
                                                                                       --------------
                                                                                       $    7,952,384
                                                                                       --------------

24  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                              Value
                                           Thrifts & Mortgage Finance - 0.3%
$  3,575,000       5.00      A/Baa1        Washington Mutual Bank, Floating Rate
                                           Note, 5/1/09                               $    3,333,119
                                                                                      --------------
                                           Total Banks                                $   16,624,553
                                                                                      --------------
                                           Diversified Financials - 3.0%
                                           Asset Management & Custody Banks - 1.5%
   2,000,000                 A/Aa3         Bank of New York, 4.95%, 3/15/15           $    1,929,820
   1,035,000                 A-/A3         Eaton Vance Corp., 6.5%, 10/2/17                1,085,850
   2,000,000                 A/Aa3         Mellon Financial Co., 6.4%, 5/14/11             2,114,002
   6,000,000                 A+/A1         Northern Trust Co., 7.1%, 8/1/09                6,238,452
   5,000,000                 A+/A1         State Street Corp., 7.65%, 6/15/10              5,335,960
                                                                                      --------------
                                                                                      $   16,704,084
                                                                                      --------------
                                           Consumer Finance - 0.6%
   2,630,000                 B/B1          Ford Motor Credit Co., 5.7%, 1/15/10       $    2,369,572
   2,500,000       4.96      1/Baa1        SLM Corp., Floating Rate Note, 4/18/08          2,473,570
   3,155,000       4.00      BBB+/Baa1     SLM Corp., Floating Rate Note, 7/25/14          2,547,663
                                                                                      --------------
                                                                                      $    7,390,805
                                                                                      --------------
                                           Specialized Finance - 0.9%
   4,290,000                 A/A2          Citigroup, Inc., 7.625%, 11/30/12          $    4,348,370
   5,955,000                 NR/BAA3       Coso Geothermal Power, 7.0%, 7/15/26
                                           (144A)                                          5,865,675
                                                                                      --------------
                                                                                      $   10,214,045
                                                                                      --------------
                                           Total Diversified Financials               $   34,308,934
                                                                                      --------------
                                           Insurance - 4.0%
                                           Life & Health Insurance - 0.9%
   1,000,000                 A/A2          Metlife, 6.125%, 12/1/11                   $    1,036,964
   5,555,000                 B/B2          Presidential Life Corp., 7.875%,
                                           2/15/09                                         5,499,450
   3,500,000                 AA/Aa3        Protective Life, 4.0%, 10/7/09                  3,511,309
                                                                                      --------------
                                                                                      $   10,047,723
                                                                                      --------------
                                           Multi-Line Insurance - 1.4%
   4,445,000                 A+/A1         American General Finance, 6.9%,
                                           12/15/17                                   $    4,449,445
   5,000,000                 BB+/Ba1       Hanover Insurance Group, 7.625%,
                                           10/15/25                                        4,831,250
   4,620,000                 BB+/Baa3      Liberty Mutual Group, 7.0%, 3/15/37
                                           (144A)                                          4,188,159
   2,650,000                 A/A3          Loew Corp., 5.25%, 3/15/16                      2,644,549
                                                                                      ==============
                                                                                      $   16,113,403
                                                                                      --------------

The accompanying notes are an integral part of these financial statements.   25

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                                Value
                                           Property & Casualty Insurance - 1.0%
$  3,742,000       6.15      A+/Aa3        Ambac Financial Group, Inc., Floating
                                           Rate Note, 2/15/37                           $    2,733,108
   1,000,000                 A/A2          Chubb Corp., 6.0%, 11/15/11                       1,031,847
   4,135,000                 BB+/NR        Kingsway America, Inc., 7.5%, 2/1/14              4,363,318
   3,035,000                 BBB/Baa2      Ohio Casualty Corp., 7.3%, 6/15/14                3,255,380
                                                                                        --------------
                                                                                        $   11,383,653
                                                                                        --------------
                                           Reinsurance - 0.6%
   6,220,000                 BBB/NA        Platinum Underwriters HD, 7.5%, 6/1/17       $    6,418,163
   1,500,000       6.73      NR/NR         Redwood Capital X Ltd CAT Bond, Float-
                                           ing Rate Note, 1/9/09 (144A)                      1,500,000
                                                                                        --------------
                                                                                        $    7,918,163
                                                                                        --------------
                                           Total Insurance                              $   45,462,942
                                                                                        --------------
                                           Real Estate - 1.7%
                                           Real Estate Management & Development - 0.7%
   8,180,000                 BB-/Ba3       Forest City Enterprises, 7.625%, 6/1/15      $    7,893,700
                                                                                        ==============
                                           Real Estate Investment Trusts - 1.0%
   1,100,000                 BBB-/Baa3     Colonial Reality LP, 6.15%, 4/15/13          $    1,100,892
   4,125,000                 BBB-/Baa2     Health Care Real Estate Investment
                                           Trust, Inc., 6.2%, 6/1/16                         3,930,968
     860,000                 BBB-/Baa2     Health Care, Inc., 6.0%, 11/15/13                   851,570
     935,000                 BBB-/Baa2     Health Care, Inc., 8.0%, 9/12/12                    995,418
   3,470,000                 AAA/Aaa       Trustreet Properties, Inc., 7.5%, 4/1/15          3,732,859
     565,000                 BB+/Ba1       Ventas Realty Capital Corp., 7.125%,
                                           6/1/15 (144A)                                       570,650
                                                                                        --------------
                                                                                        $   11,182,357
                                                                                        --------------
                                           Total Real Estate                            $   19,076,057
                                                                                        --------------
                                           Software & Services - 0.3%
                                           Data Processing & Outsourced Services - 0.3%
   3,465,000                 B-/B3         First Data Corp., 9.875%, 9/24/15
                                            (144A)                                      $    3,222,450
                                                                                        --------------
                                           Total Software & Services                    $    3,222,450
                                                                                        --------------
                                           Technology Hardware & Equipment - 1.0%
                                           Computer Hardware - 0.3%
   2,800,000                 BBB-/Baa3     NCR Corp., 7.125%, 6/15/09                   $    2,893,828
                                                                                        --------------
                                           Electronic Equipment & Instruments - 0.4%
   5,070,000                 BBB-/Ba1      Agilent Technologies, Inc., 6.5%,
                                           11/1/17                                      $    5,150,253
                                                                                        --------------

26  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                               Value
                                           Electronic Manufacturing Services - 0.2%
$  2,170,000                 BB-/Ba2       Flextronics International, Ltd., 6.5%,
                                           5/15/13                                     $    2,104,900
                                                                                       --------------
                                           Technology Distributors - 0.1%
   1,750,000                 BB+/Ba1       Anixter International Corp., 5.95%,
                                           3/1/15                                      $    1,577,188
                                                                                       --------------
                                           Total Technology Hardware & Equipment       $   11,726,169
                                                                                       --------------
                                           Telecommunication Services - 0.1%
                                           Integrated Telecommunication Services - 0.1%
   1,500,000                 A/A3          GTE California, Inc., 6.7%, 9/1/09          $    1,543,218
                                                                                       --------------
                                           Total Telecommunication Services            $    1,543,218
                                                                                       --------------
                                           Utilities - 2.6%
                                           Electric Utilities - 1.3%
     990,000                 BBB/Baa2      Commonwealth Edison, 6.15%, 9/15/17         $    1,020,209
   2,270,000                 BBB+/Baa3     Entergy Gulf States, 5.7%, 6/1/15                2,210,011
   3,000,000                 A/A2          Georgia Power Co., 4.0%, 1/15/11                 2,963,919
   2,450,000                 BB-/Ba3       Intergen NV, 9.0%, 6/30/17                       2,578,625
   2,105,000                 BBB-/Baa3     Kiowa Power Partners LLC, 5.737%,
                                           3/30/21 (144A)                                   2,143,606
   3,550,000                 BBB+/Baa2     West Penn Power Co., 5.95%, 12/15/17             3,567,310
                                                                                       --------------
                                                                                       $   14,483,680
                                                                                       --------------
                                           Gas Utilities - 0.1%
   1,895,000                 BB/Ba1        Southern Union Co., 7.2%, 11/1/66           $    1,863,884
                                                                                       --------------
                                           Independent Power Producer & Energy Traders - 0.6%
   5,000,000                 A-/A3         Duke Energy Corp., 6.25%, 1/15/12           $    5,272,275
   1,335,000                 CCC/B3        TXU Energy Co., 10.25%, 11/1/15                  1,321,650
                                                                                       --------------
                                                                                       $    6,593,925
                                                                                       --------------
                                           Multi-Utilities - 0.6%
   1,365,000                 BB/Ba2        NSG Holdings LLC, 7.75%, 12/15/25
                                               (144A)                                  $    1,364,319
   5,055,000                 BBB+/Baa1     New York State Gas and Electric, 6.15%,
                                           12/15/17 (144A)                                  5,060,737
                                                                                       --------------
                                           Total Utilities                             $    6,425,056
                                                                                       --------------
                                                                                       $   29,366,545
                                                                                       --------------
                                           TOTAL CORPORATE BONDS
                                           (Cost $226,906,466)                         $  226,669,498
                                                                                       --------------

The accompanying notes are an integral part of these financial statements.   27

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                          Value
                                         U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 67.1%
                                         Government - 67.1%
$     65,000                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           3.875%, 6/14/13                           $       64,542
  57,121,104                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           4.5%, 11/1/18-11/1/35                         55,199,308
  27,103,908                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           5.0%, 10/1/20-11/1/35                         26,647,951
     140,000                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           5.24%, 8/7/18                                    144,680
  14,974,450                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           5.5%, 12/1/18-11/1/35                         14,981,481
  19,473,075                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           6.0%, 5/1/17-6/1/35                           19,801,198
   2,279,228                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           6.5%, 3/1/13-11/1/33                           2,343,765
      25,660                 NR/NR       Federal Home Loan Mortgage Corp.,
                                           7.0%, 11/1/30-12/1/30                             26,966
       7,767                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           8.0%, 4/1/08-8/1/31                                8,028
       2,078                 AAA/Aaa     Federal Home Loan Mortgage Corp.,
                                           8.048%, 10/1/33                                    2,112
   6,634,763                 NR/NR       Federal National Mortgage Association,
                                           4.0%, 7/1/18-3/1/36                            6,293,791
  23,819,506                 AAA/Aaa     Federal National Mortgage Association,
                                           4.5%, 4/1/19-10/1/35                          23,199,286
     174,882                 AAA/Aaa     Federal National Mortgage Association,
                                           4.78%, 12/1/12                                   176,321
  25,916,143                 AAA/Aaa     Federal National Mortgage Association,
                                           5.0%, 12/1/17-6/1/36                          25,668,009
   4,361,384                 AAA/Aaa     Federal National Mortgage Association,
                                           5.429%, 12/1/36                                4,414,568
   1,149,486                 AAA/Aaa     Federal National Mortgage Association,
                                           5.448%, 8/1/36                                 1,155,510
 144,852,748                 AAA/Aaa     Federal National Mortgage Association,
                                           5.5%, 9/1/17-10/1/37                         144,924,147
   4,995,391                 AAA/Aaa     Federal National Mortgage Association,
                                           5.536%, 8/1/36                                 5,125,229
  23,677,236                 AAA/Aaa     Federal National Mortgage Association,
                                           6.0%, 6/1/16-6/1/37                           24,079,705
  15,261,821                 AAA/Aaa     Federal National Mortgage Association,
                                           6.5%, 7/1/29-11/1/37                          15,705,771

28  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                          Value


                                         Government - (continued)
$  3,293,079                 AAA/Aaa     Federal National Mortgage Association,
                                           7.0%, 3/1/12-12/1/31                      $    3,420,890
      10,100                 NR/NR       Federal National Mortgage Association,
                                           7.5%, 8/1/20-4/1/30                               10,791
      55,708                 AAA/Aaa     Federal National Mortgage Association,
                                           8.0%, 2/1/29-5/1/31                               59,678
      15,114                 NR/NR       Federal National Mortgage Association,
                                           10.3%, 4/25/19                                    16,661
  19,161,737                 AAA/Aaa     Government National Mortgage Associa-
                                           tion, 4.5%, 7/15/33-10/15/35                  18,348,364
   6,604,964                 AAA/Aaa     Government National Mortgage Associa-
                                           tion, 5.0%, 10/15/18-5/15/36                   6,530,443
  89,785,768                 AAA/Aaa     Government National Mortgage Associa-
                                           tion, 5.5%, 12/15/18-11/15/37                 90,481,018
  37,964,972                 AAA/Aaa     Government National Mortgage Associa-
                                           tion, 6.0%, 4/15/13-10/15/36                  38,871,349
  20,043,066                 AAA/Aaa     Government National Mortgage Associa-
                                           tion, 6.5%, 8/15/11-10/15/37                  20,754,052
   1,807,612                 NR/NR       Government National Mortgage Associa-
                                           tion, 7.0%, 12/15/13-5/15/32                   1,914,838
     195,490                 NR/NR       Government National Mortgage Associa-
                                           tion, 7.5%, 2/15/26-12/15/31                     207,440
      13,329                 NR/NR       Government National Mortgage Associa-
                                           tion, 7.75%, 11/15/29                             14,308
      23,459                 AAA/Aaa     Government National Mortgage Associa-
                                           tion, 8.0%, 5/15/10                               24,323
     396,865                 NR/NR       Government National Mortgage Associa-
                                           tion, I, 6.0%, 2/15/29                           407,644
     102,352                 NR/NR       Government National Mortgage Associa-
                                           tion, I, 7.0%, 12/15/30-3/15/31                  108,520
      18,664                 NR/NR       Government National Mortgage Associa-
                                           tion, I, 7.5%, 10/15/29                           19,918
   2,611,942                 AAA/Aaa     Government National Mortgage Associa-
                                           tion II, 4.5%, 12/20/34-1/20/35                2,477,848
   3,046,472                 AAA/Aaa     Government National Mortgage Associa-
                                           tion II, 5.5%, 10/20/19-11/20/34               3,062,100
     134,269                 NR/NR       Government National Mortgage Associa-
                                           tion, II, 6.5%, 2/20/29-4/20/29                  139,301
     562,221                 NR/NR       Government National Mortgage Associa-
                                           tion II, 7.0%, 11/20/28-12/20/30                 594,820
   9,000,000                 AAA/Aaa     U.S. Treasury Bonds, 3.625% 5/15/13              9,061,875

The accompanying notes are an integral part of these financial statements.   29

Pioneer Bond Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                               Value


                                         Government - (continued)
$ 26,400,000                 AAA/Aaa     U.S. Treasury Bonds, 4.25%, 11/15/13             $   27,371,441
  13,985,000                 AAA/Aaa     U.S. Treasury Bonds, 5.125%, 5/15/16                 15,136,581
     650,000                 AAA/Aaa     U.S. Treasury Bonds, 5.25%, 11/15/28                    715,152
  23,240,000                 AAA/Aaa     U.S. Treasury Bonds, 6.25%, 8/15/23                  27,824,462
     850,000                 AAA/Aaa     U.S. Treasury Bonds, 7.25%, 5/15/16                   1,045,235
   8,750,000                 AAA/Aaa     U.S. Treasury Notes, 4.0%, 11/15/12                   8,985,839
     625,000                 AAA/Aaa     U.S. Treasury Notes, 4.0%, 2/15/15                      633,838
     750,000                 AAA/Aaa     U.S. Treasury Notes, 4.25%, 11/15/14                    773,731
   5,000,000                 AAA/Aaa     U.S. Treasury Notes, 4.5%, 2/15/36                    5,025,394
   5,500,000                 AAA/Aaa     U.S. Treasury Notes, 4.5%, 11/15/15                   5,730,742
     505,000                 AAA/Aaa     U.S. Treasury Notes, 5.375%, 2/15/31                    568,954
     840,000                 AAA/Aaa     U.S. Treasury Notes, 5.5%, 8/15/28                      951,169
     450,000                 AAA/Aaa     U.S. Treasury Notes, 7.875%, 2/15/21                    605,250
   4,200,000                 AAA/Aaa     U.S. Treasury Notes, 8.75%, 5/15/17                   5,713,970
  33,752,000                 AAA/Aaa     U.S. Treasury Inflation Protected Security,
                                           0.0%, 11/15/13                                     27,324,640
     500,000                 AAA/Aaa     U.S. Treasury Inflation Protected Security,
                                           0.0%, 5/15/13                                         412,786
  48,871,095                 AAA/Aaa     U.S. Treasury Inflation Protected Security,
                                           1.875%, 7/15/15                                    49,814,161
   3,392,070                 AAA/Aaa     U.S. Treasury Inflation Protected Security,
                                           2.0%, 1/15/14                                       3,503,639
  10,494,621                 AAA/Aaa     U.S. Treasury Inflation Protected Security,
                                           2.0%, 1/15/16                                      10,770,105
     464,788                 AAA/Aaa     U.S. Treasury Inflation Protected Security,
                                           3.0%, 7/15/12                                         503,387
   1,141,302                 AAA/Aaa     U.S. Treasury Inflation Protected Security,
                                           3.375%, 1/15/12                                     1,245,000
                                                                                          ==============
                                                                                          $  761,144,025
                                                                                          ==============
                                         TOTAL U.S. GOVERNMENT AND AGENCY
                                           OBLIGATIONS
                                         (Cost $744,49,184)                               $  761,144,025
                                                                                          ==============

30   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                             Value
                                         MUNICIPAL BONDS - 0.1%
                                         Government - 0.1%
                                         Municipal Tobacco - 0.1%
$    750,000                 AAA/NR      Tobacco Settlement Authority Iowa,
                                           6.79%, 6/1/10                                $      765,105
                                                                                        --------------
                                         TOTAL MUNICIPAL BONDS
                                         (Cost $750,000)                                $      765,105
                                                                                        --------------
                                         SENIOR SECURED FLOATING RATE LOAN
                                         INTERESTS - 1.8%
                                         Capital Goods - 0.0%
                                         Electrical Component & Equipment - 0.0%
     116,908                 BB-/Ba2     Flextronics Semiconductor, A-1-A Delayed
                                           Draw Term Loan, 7.455%, 10/1/14              $      109,375
   1,165,179                 BB-/Ba1     Flextronics Semiconductor, A Closing
                                           Date Loan, 7.394%, 10/1/14                        1,141,875
                                                                                        --------------
                                                                                        $    1,251,250
                                                                                        --------------
                                         Total Capital Goods                            $    1,251,250
                                                                                        --------------
                                         Consumer Durables & Apparel - 0.1%
                                         Housewares & Specialties - 0.1%
   1,318,375                 BB-/Ba3     Jarden Corp., Term Loan B-3, 7.33%,
                                           1/24/12                                      $    1,290,360
                                                                                        --------------
                                         Total Consumer Durables & Apparel              $    1,290,360
                                                                                        --------------
                                         Consumer Services - 0.1%
                                         Casinos & Gaming - 0.0%
      80,737                 NR/NR       Seminole Tribe of Florida, Term B-1 Delay
                                           Draw Loan, 6.50538%, 3/5/14                  $       79,475
     276,105                 NR/NR       Seminole Tribe of Florida, Term B-2 Delay
                                           Draw Loan, 6.8750%, 2/20/14                         271,791
     280,868                 NR/NR       Seminole Tribe of Florida, Term B-3 Delay
                                           Draw Loan, 6.75%, 3/5/14                            276,480
                                                                                        --------------
                                                                                        $      627,746
                                                                                        --------------
                                         Total Consumer Services                        $      627,746
                                                                                        ==============
                                         Health Care Equipment & Services - 0.4%
                                         Health Care Facilities - 0.3%
   2,871,000                 BB+/Ba2     HCA, Inc., Tranche B Term Loan, 7.08%
                                           11/7/13                                      $    2,770,396
     170,690                 B+/Ba2      Sun Health Care, Delayed Draw Term
                                           Loan, 6.97278% 1/15/08                              163,862
     265,517                 B+/Ba2      Sun Health Care, Synthetic LC, 4.83%
                                           4/12/14                                             254,897

The accompanying notes are an integral part of these financial statements.   31

Pioneer Bond Fund
--------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/07 (unaudited) (continued)


                             S&P/
Principal        Floating    Moody's
Amount          Rate (b)     Ratings                                                              Value


                                          Health Care Facilities - (continued)
$  1,169,821                 B+/Ba2       Sun Health Care, Term Loan, 7.12773%
                                            4/12/14                                     $    1,123,028
                                                                                        --------------
                                                                                        $    4,312,183
                                                                                        --------------
                                          Total Health Care Equipment & Services        $    4,312,183
                                                                                        --------------
                                          Pharmaceuticals & Biotechnology - 0.3%
                                          Pharmaceuticals - 0.2%
   3,109,296                 BB/NR        Talecris Biotherapeutics Holdings, First
                                            Lien Term Loan, 8.38%, 12/6/13              $    3,091,807
                                                                                        --------------
                                          Total Pharmaceuticals & Biotechnology         $    3,091,807
                                                                                        --------------
                                          Diversified Financials - 0.5%
                                          Diversified Financial Services - 0.4%
   5,600,000                 BB-/Ba3      Metavante Corp., Term Loan, 6.66%,
                                            11/1/14                                     $    5,456,500
                                                                                        --------------
                                          Total Diversified Financials                  $    5,456,500
                                                                                        --------------
                                          Utilities - 0.4%
                                          Independent Power Producer & Energy Traders - 0.4%
   2,960,088                 D/Ba3        Calpine Corp., First Priority Term Loan,
                                            7.08% 3/29/09                               $    2,889,784
   2,000,000                 BBB-/Ba1     Texas Competitive Electric Holdings,
                                            Initial Tranche B-2 Term Loan,
                                            8.39625%, 10/10/14                               1,965,752
                                                                                        --------------
                                                                                        $    4,855,536
                                                                                        --------------
                                          Total Utilities                               $    4,855,536
                                                                                        --------------
                                          TOTAL SENIOR SECURED FLOATING
                                            RATE LOAN INTERESTS
                                          (Cost $21,097,286)                            $   20,885,382
                                                                                        --------------
                                          TEMPORARY CASH INVESTMENT - 0.7%
                                          Repurchase Agreement - 0.7%
   7,730,000                 NR/Aaa       Bank of America Corp., 4.29%, dated
                                            12/31/07, repurchase price of
                                            $7,730,000 plus accrued interest on
                                            1/2/08 collateralized by the following:
                                          $239,496, Freddie Mac Giant, 5.0%,
                                            7/1/35
                                          $3,722,039, Freddie Mac Giant, 6.0%,
                                            9/1/37
                                          $22,222,514, Freddie Mac, 5.6%,
                                            10/17/13

32  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                         S&P/
Principal    Floating    Moody's
Amount      Rate (b)     Ratings                                                        Value



                                     Repurchase Agreement - (continued)
                                     $1,122,934, Freddie Mac Discount Note,
                                       0.0%, 2/20/08
                                     $577,626, U.S. Treasury Bond Strip,
                                       0.0%, 5/15/21                           $    7,730,000
                                                                               --------------
                                     TOTAL TEMPORARY CASH INVESTMENT
                                     (Cost $7,730,000)                         $    7,730,000
                                                                               --------------
                                     TOTAL INVESTMENT IN SECURITIES - 97.3%
                                     (Cost $1,091,312,094)                     $1,104,815,556
                                                                               --------------
                                     OTHER ASSETS AND LIABILITIES - 2.7%       $   29,441,840
                                                                               ==============
                                     TOTAL NET ASSETS - 100.0%                 $1,134,257,396
                                                                               ==============

* Senior secured floating rate loan interests in which the Portfolio invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit or (iv) other base lending rates used by commercial lenders. The rate shown is the coupon rate at period end.

144A Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At December 31, 2007, the value of these securities amounted to $56,393,013 or 4.97% of total net assets.

(a) At December 31, 2007, the net unrealized gain on investments based on cost for federal income tax purposes of $1,091,530,008 was as follows:

      Aggregate gross unrealized gain for all investments in which there is
      an excess of value over tax cost                                         $22,366,427
      Aggregate gross unrealized loss for all investments in which there is
      an excess of tax cost over value                                          (8,862,128)
                                                                               ===========
      Net unrealized gain                                                      $13,504,299
                                                                               ===========

(b) Debt obligation with a variable interest rate. Rate shown is rate at period end

Purchases and sales of securities (excluding temporary cash investments) for the six months ended December 31, 2007, were as follows:

                                    Purchases                Sales
     Long-term U.S. Government      $196,674,071      $229,091,707
     Other Long-term Securities     $101,452,369      $ 38,821,965

The accompanying notes are an integral part of these financial statements.   33

Pioneer Bond Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/07 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities (cost $1,091,312,094)           $1,104,815,556
  Cash                                                          2,764,748
  Receivables -
    Investment securities sold                                      7,250
    Fund shares sold                                           23,788,870
    Dividends and interest                                      7,940,773
    Due from Pioneer Investment Management, Inc.                   15,116
  Unrealized appreciation on unfunded corporate loans                 837
  Other                                                            73,966
                                                           --------------
     Total assets                                          $1,139,407,116
                                                           --------------
LIABILITIES:
  Payables -
    Investment securities purchased                        $      758,337
    Fund shares repurchased                                     1,584,463
    Dividends                                                   2,538,372
  Due to affiliates                                               196,979
  Accrued expenses                                                 71,569
                                                           --------------
     Total liabilities                                     $    5,149,720
                                                           --------------
NET ASSETS:
  Paid-in capital                                          $1,122,449,706
  Distributions in excess of net investment income             (1,071,993)
  Accumulated net realized loss on investments                   (624,616)
  Net unrealized gain on investments                           13,504,299
                                                           --------------
     Total net assets                                      $1,134,257,396
                                                           ==============
NET ASSET VALUE PER SHARE:
(No par value, Unlimited number of shares authorized)
  Class A (based on $291,272,387/31,575,575 shares)        $         9.22
                                                           ==============
  Class B (based on $34,646,922/3,776,755 shares)          $         9.17
                                                           ==============
  Class C (based on $35,974,740/3,934,561 shares)          $         9.14
                                                           ==============
  Class R (based on $7,840,692/841,422 shares)             $         9.32
                                                           ==============
  Class Y (based on $764,418,824/83,515,252 shares)        $         9.15
                                                           ==============
  Class Z (based on $103,831/11,249 shares)                $         9.23
                                                           ==============
MAXIMUM OFFERING PRICE:
  Class A ($9.22 [divided by] 95.5%)                       $         9.65
                                                           ==============

34   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/07

INVESTMENT INCOME:
  Dividends                                                $   135,501
  Interest                                                  27,774,039
                                                           -----------
     Total investment income                                                $27,909,540
                                                                            -----------
EXPENSES:
  Management fees                                          $ 2,601,053
  Transfer agent fees and expenses
   Class A                                                     238,387
   Class B                                                      64,079
   Class C                                                      39,960
   Class R                                                       8,505
   Class Y                                                      24,976
   Class Z                                                           2
  Distribution fees
   Class A                                                     347,238
   Class B                                                     178,225
   Class C                                                     176,367
   Class R                                                      18,216
  Administrative fees                                          118,263
  Custodian fees                                                21,049
  Registration fees                                             38,380
  Professional fees                                             75,648
  Printing expense                                              48,311
  Fees and expenses of nonaffiliated trustees                   12,763
  Miscellaneous                                                 26,258
                                                           -----------
     Total expenses                                                         $ 4,037,680
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                         (3,663)
     Less fees paid indirectly                                                   (8,138)
                                                                            ===========
     Net expenses                                                           $ 4,025,879
                                                                            -----------
       Net investment income                                                $23,883,661
                                                                            -----------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
  Net realized gain on investments                                          $ 3,204,121
                                                                            -----------
  Change in net unrealized loss from:
   Investments                                             $29,604,920
   Unfunded corporate loans                                        837      $29,605,757
                                                           -----------      -----------
  Net gain on investments                                                   $32,809,878
                                                                            -----------
  Net increase in net assets resulting from operations                      $56,693,539
                                                                            ===========

The accompanying notes are an integral part of these financial statements.   35

Pioneer Bond Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 12/31/07 and the Year Ended 6/30/07, respectively.

                                                         Six Months Ended
                                                             12/31/07          Year Ended
                                                            (unaudited)         6/30/07
FROM OPERATIONS:
Net investment income                                     $   23,883,661    $   42,241,439
Net realized gain on investments                               3,204,121         1,460,971
Change in net unrealized gain (loss) on investments           29,605,757         1,322,647
                                                          --------------    --------------
    Net increase in net assets resulting from
     operations                                           $   56,693,539    $   45,025,057
                                                          --------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.22 and $0.41 per share, respectively)     $   (6,664,109)   $  (11,363,122)
    Class B ($0.18 and $0.33 per share, respectively)           (692,498)       (1,553,503)
    Class C ($0.18 and $0.33 per share, respectively)           (698,060)       (1,201,170)
    Investor Class ($0.00 and $0.19 per share,
     respectively)                                                     -           (72,030)
    Class R ($0.21 and $0.39 per share, respectively)           (167,776)         (202,353)
    Class Y ($0.23 and $0.45 per share, respectively)        (17,318,525)      (28,313,263)
    Class Z ($0.22 and $0.00 per share, respectively)             (2,516)                -
                                                          --------------    --------------
     Total distributions to shareowners                   $  (25,543,484)   $  (42,705,441)
                                                          --------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $  245,204,850    $  429,574,722
Shares issued in reorganization                               90,154,588                 -
Reinvestment of distributions                                 13,574,605        21,415,753
Cost of shares repurchased                                  (217,752,686)     (303,316,078)
                                                          --------------    --------------
    Net increase in net assets resulting from
     Fund share transactions                              $  131,181,357    $  147,674,397
                                                          --------------    --------------
    Net increase in net assets                            $  162,331,412    $  149,994,013
NET ASSETS:
Beginning of period                                          971,925,984       821,931,971
                                                          --------------    --------------
End of period                                             $1,134,257,396    $  971,925,984
                                                          ==============    ==============
Undistributed (distributions in excess of) net
  investment income                                       $   (1,071,993)   $      587,830
                                                          ==============    ==============

36   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                    7/1/07 -        7/1/07 -
                                    12/31/07        12/31/07
                                     Shares          Amount         '07 Shares       '07 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         5,038,273    $   45,970,575     16,132,212    $  146,930,411
Shares converted from
  Investor Class                            -                 -        375,248         3,433,518
Reinvestment of distributions         466,030         4,250,243        894,417         8,121,961
Less shares repurchased            (5,716,486)      (51,814,096)    (9,059,043)      (82,209,356)
                                   ----------    --------------     ----------    --------------
    Net increase (decrease)          (212,183)   $   (1,593,278)     8,342,834    $   76,276,534
                                   ==========    ==============     ==========    ==============
CLASS B
Shares sold                           474,535    $    4,286,708        863,687    $    7,808,081
Reinvestment of distributions          58,326           528,906        129,753         1,172,183
Less shares repurchased              (840,534)       (7,591,152)    (2,508,585)      (22,644,268)
                                   ----------    --------------     ----------    --------------
    Net decrease                     (307,673)   $   (2,775,538)    (1,515,145)   $  (13,664,004)
                                   ==========    ==============     ==========    ==============
CLASS C
Shares sold                         1,363,748    $   12,242,769      1,354,455    $   12,182,040
Reinvestment of distributions          42,971           388,451         91,789           825,700
Less shares repurchased              (959,482)       (8,653,527)    (2,037,903)      (18,339,377)
                                   ----------    --------------     ----------    --------------
    Net increase (decrease)           447,237    $    3,977,693       (591,659)   $   (5,331,637)
                                   ==========    ==============     ==========    ==============
INVESTOR CLASS
Shares sold                                 -                 -             10    $          264
Reinvestment of distributions               -                 -          6,731            61,143
Shares converted to Class A                 -                 -       (374,939)       (3,433,518)
Less shares repurchased                     -                 -        (21,047)         (190,426)
                                   ----------    --------------     ----------    --------------
    Net decrease                            -                 -       (389,245)   $   (3,562,537)
                                   ==========    ==============     ==========    ==============
CLASS R
Shares sold                           365,089    $    3,352,311        557,384    $    5,118,772
Reinvestment of distributions          14,418           132,917         16,184           148,483
Less shares repurchased              (257,792)       (2,369,690)      (192,209)       (1,763,445)
                                   ----------    --------------     ----------    --------------
    Net increase                      121,715    $    1,115,538        381,359    $    3,503,810
                                   ==========    ==============     ==========    ==============
CLASS Y
Shares sold                        19,860,320    $  179,252,487     28,228,870    $  254,101,636
Shares issued in
  reorganization                    9,939,866        90,154,588              -                 -
Reinvestment of distributions         913,641         8,274,088      1,229,993        11,086,283
Less shares repurchased           (16,297,448)     (147,324,221)   (19,424,424)     (174,735,688)
                                  -----------    --------------    -----------    --------------
    Net increase                   14,416,379    $  130,356,942     10,034,439    $   90,452,231
                                  ===========    ==============    ===========    ==============
CLASS Z*
Shares sold                            11,249    $      100,000              -                 -
                                  -----------    --------------    -----------    --------------
    Net increase                       11,249    $      100,000              -                 -
                                  ===========    ==============    ===========    ==============

*    Class Z shares were first publicly offered on July 6, 2007.

The accompanying notes are an integral part of these financial statements.   37

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                     Six Months
                                                                       Ended          Year
                                                                      12/31/07        Ended
                                                                    (unaudited)      6/30/07
CLASS A
Net asset value, beginning of period                                 $  8.95        $   8.89
                                                                     -------        --------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.20        $   0.40
 Net realized and unrealized gain (loss) on investments                 0.29            0.07
                                                                     -------        --------
  Net increase (decrease) from investment operations                 $  0.49        $   0.47
Distributions to shareowners:
 Net investment income                                                 (0.22)          (0.41)
                                                                     -------        --------
Net increase (decrease) in net asset value                           $  0.27        $   0.06
                                                                     -------        --------
Net asset value, end of period                                       $  9.22        $   8.95
                                                                     =======        ========
Total return*                                                           5.51%           5.31%
Ratio of net expenses to average net assets+                            0.98%**         1.00%
Ratio of net investment income to average net assets+                   4.40%**         4.48%
Portfolio turnover rate                                                   52%**           31%
Net assets, end of period (in thousands)                             $291,272       $284,592
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           0.98%**         1.00%
 Net investment income                                                  4.40%**         4.48%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           0.98%**         1.00%
 Net investment income                                                  4.40%**         4.48%

                                                                       Year         Year         Year         Year
                                                                      Ended         Ended        Ended        Ended
                                                                     6/30/06       6/30/05      6/30/04      6/30/03
CLASS A
Net asset value, beginning of period                                 $  9.40      $   9.18     $   9.41     $   8.89
                                                                     -------      --------     --------     --------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.35      $   0.40     $   0.41     $   0.45
 Net realized and unrealized gain (loss) on investments                (0.47)         0.29        (0.14)        0.53
                                                                     -------      --------     --------     --------
  Net increase (decrease) from investment operations                 $ (0.12)     $   0.69     $   0.27     $   0.98
Distributions to shareowners:
 Net investment income                                                 (0.39)        (0.47)       (0.50)       (0.46)
                                                                     -------      --------     --------     --------
Net increase (decrease) in net asset value                           $ (0.51)     $   0.22     $  (0.23)    $   0.52
                                                                     -------      --------     --------     --------
Net asset value, end of period                                       $  8.89      $   9.40     $   9.18     $   9.41
                                                                     =======      ========     ========     ========
Total return*                                                          (1.25)%        7.64%        2.98%       11.38%
Ratio of net expenses to average net assets+                            1.00%         1.05%        1.14%        1.20%
Ratio of net investment income to average net assets+                   3.91%         4.27%        4.42%        5.02%
Portfolio turnover rate                                                   60%           49%          63%          48%
Net assets, end of period (in thousands)                             $208,454     $174,055     $160,421     $183,338
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.11%         1.18%        1.14%        1.20%
 Net investment income                                                  3.80%         4.14%        4.42%        5.02%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.00%         1.05%        1.14%        1.20%
 Net investment income                                                  3.91%         4.27%        4.42%        5.02%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

38   The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                    Six Months
                                                                       Ended         Year
                                                                     12/31/07       Ended
                                                                    (unaudited)    6/30/07
CLASS B
Net asset value, beginning of period                                 $  8.90       $  8.85
                                                                     -------       -------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.16       $  0.33
 Net realized and unrealized gain (loss) on investments                 0.29          0.05
                                                                     -------       -------
  Net increase (decrease) from investment operations                 $  0.45       $  0.38
Distributions to shareowners:
 Net investment income                                                 (0.18)        (0.33)
                                                                     -------       -------
Net increase (decrease) in net asset value                           $  0.27       $  0.05
                                                                     -------       -------
Net asset value, end of period                                       $  9.17       $  8.90
                                                                     =======       =======
Total return*                                                           5.06%         4.26%
Ratio of net expenses to average net assets+                            1.92%**       1.92%
Ratio of net investment income to average net assets+                   3.49%**       3.55%
Portfolio turnover rate                                                   52%**         31%
Net assets, end of period (in thousands)                             $34,647       $36,366
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.93%**       2.02%
 Net investment income                                                  3.48%**       3.45%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.90%**       1.90%
 Net investment income                                                  3.50%**       3.57%


                                                                      Year        Year        Year       Year
                                                                     Ended       Ended       Ended       Ended
                                                                    6/30/06     6/30/05     6/30/04     6/30/03
CLASS B
Net asset value, beginning of period                                $  9.36     $  9.14     $  9.37    $  8.87
                                                                    -------     -------     -------    -------
Increase (decrease) from investment operations:
 Net investment income                                              $  0.27     $  0.32     $  0.33    $  0.37
 Net realized and unrealized gain (loss) on investments               (0.47)       0.28       (0.14)      0.53
                                                                    -------     -------     -------    -------
  Net increase (decrease) from investment operations                $ (0.20)    $  0.60     $  0.19    $  0.90
Distributions to shareowners:
 Net investment income                                                (0.31)      (0.38)      (0.42)     (0.40)
                                                                    -------     -------     -------    -------
Net increase (decrease) in net asset value                          $ (0.51)    $  0.22     $ (0.23)   $  0.50
                                                                    -------     -------     -------    -------
Net asset value, end of period                                      $  8.85     $  9.36     $  9.14    $  9.37
                                                                    =======     =======     =======    =======
Total return*                                                         (2.14)%      6.72%       2.04%     10.44%
Ratio of net expenses to average net assets+                           1.90%       1.95%       1.98%      2.02%
Ratio of net investment income to average net assets+                  3.06%       3.39%       3.55%      4.22%
Portfolio turnover rate                                                  60%         49%         63%        48%
Net assets, end of period (in thousands)                            $49,552     $56,828     $57,774    $77,367
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.99%       2.02%       1.98%      2.02%
 Net investment income                                                 2.97%       3.32%       3.55%      4.22%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          1.90%       1.95%       1.98%      2.02%
 Net investment income                                                 3.06%       3.39%       3.55%      4.22%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   39

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                    Six Months
                                                                       Ended         Year
                                                                     12/31/07       Ended
                                                                    (unaudited)    6/30/07
CLASS C
Net asset value, beginning of period                                 $  8.87       $  8.81
                                                                     -------       -------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.16       $  0.33
 Net realized and unrealized gain (loss) on investments                 0.29          0.06
                                                                     -------       -------
  Net increase (decrease) from investment operations                 $  0.45       $  0.39
Distributions to shareowners:
 Net investment income                                                 (0.18)        (0.33)
                                                                     -------       -------
Net increase (decrease) in net asset value                           $  0.27       $  0.06
                                                                     -------       -------
Net asset value, end of period                                       $  9.14       $  8.87
                                                                     =======       =======
Total return*                                                           5.11%         4.39%
Ratio of net expenses to average net assets+                            1.79%**       1.85%
Ratio of net investment income to average net assets+                   3.59%**       3.62%
Portfolio turnover rate                                                   52%**         31%
Net assets, end of period (in thousands)                             $35,975       $30,934
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.79%**       1.85%
 Net investment income                                                  3.59%**       3.62%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.79%**       1.84%
 Net investment income                                                  3.59%**       3.63%


                                                                      Year        Year        Year       Year
                                                                     Ended       Ended       Ended       Ended
                                                                    6/30/06     6/30/05     6/30/04     6/30/03
CLASS C
Net asset value, beginning of period                                $  9.32     $  9.11     $  9.31    $  8.83
                                                                    -------     -------     -------    -------
Increase (decrease) from investment operations:
 Net investment income                                              $  0.28     $  0.32     $  0.33    $  0.37
 Net realized and unrealized gain (loss) on investments               (0.47)       0.28       (0.14)      0.51
                                                                    -------     -------     -------    -------
  Net increase (decrease) from investment operations                $ (0.19)    $  0.60     $  0.19    $  0.88
Distributions to shareowners:
 Net investment income                                                (0.32)      (0.39)      (0.39)     (0.40)
                                                                    -------     -------     -------    -------
Net increase (decrease) in net asset value                          $ (0.51)    $  0.21     $ (0.20)   $  0.48
                                                                    -------     -------     -------    -------
Net asset value, end of period                                      $  8.81     $  9.32     $  9.11    $  9.31
                                                                    =======     =======     =======    =======
Total return*                                                         (2.08)%      6.68%       2.11%     10.28%
Ratio of net expenses to average net assets+                           1.89%       1.92%       1.97%      2.16%
Ratio of net investment income to average net assets+                  3.07%       3.24%       3.59%      4.05%
Portfolio turnover rate                                                  60%         49%         63%        48%
Net assets, end of period (in thousands)                            $35,942     $42,160     $27,545    $29,777
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.89%       1.92%       1.97%      2.16%
 Net investment income                                                 3.07%       3.24%       3.59%      4.05%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          1.89%       1.91%       1.97%      2.16%
 Net investment income                                                 3.07%       3.25%       3.59%      4.05%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

40  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------


                                                                    Six Months
                                                                      Ended        Year        Year
                                                                     12/31/07      Ended      Ended
                                                                   (unaudited)    6/30/07    6/30/06
CLASS R
Net asset value, beginning of period                                $   9.05     $  8.99     $  9.50
                                                                    --------     -------     -------
Increase (decrease) from investment operations:
 Net investment income                                              $   0.19     $  0.39     $  0.34
 Net realized and unrealized gain (loss) on investments                 0.29        0.06       (0.47)
                                                                    --------     -------     -------
  Net increase (decrease) from investment operations                $   0.48     $  0.45     $ (0.13)
Distributions to shareowners:
 Net investment income                                                 (0.21)      (0.39)      (0.38)
                                                                    --------     -------     -------
Net increase (decrease) in net asset value                          $   0.27     $  0.06     $ (0.51)
                                                                    --------     -------     -------
Net asset value, end of period                                      $   9.32     $  9.05     $  8.99
                                                                    ========     =======     =======
Total return*                                                           5.69%       5.04%      (1.43)%
Ratio of net expenses to average net assets+                            1.25%**     1.25%       1.25%
Ratio of net investment income to average net assets+                   4.12%**     4.24%       3.50%
Portfolio turnover rate                                                   52%**       31%         60%
Net assets, end of period (in thousands)                            $  7,841     $ 6,511     $ 3,042
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.30%**     1.44%       1.46%
 Net investment income                                                  4.07%**     4.05%       3.29%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           1.25%**     1.25%       1.25%
 Net investment income                                                  4.12%**     4.24%       3.50%

                              FINANCIAL HIGHLIGHTS
                               Pioneer Bond Fund
                                                                     Year        Year       4/1/03 (a)
                                                                     Ended      Ended           to
                                                                    6/30/05    6/30/04       6/30/03
CLASS R
Net asset value, beginning of period                               $  9.28     $  9.50      $   9.19
                                                                   -------     -------      --------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.36     $  0.47      $   0.10
 Net realized and unrealized gain (loss) on investments               0.30       (0.17)         0.32
                                                                   -------     -------      --------
  Net increase (decrease) from investment operations               $  0.66     $  0.30      $   0.42
Distributions to shareowners:
 Net investment income                                               (0.44)      (0.52)        (0.11)
                                                                   -------     -------      --------
Net increase (decrease) in net asset value                         $  0.22     $ (0.22)     $   0.31
                                                                   -------     -------      --------
Net asset value, end of period                                     $  9.50     $  9.28      $   9.50
                                                                   =======     =======      ========
Total return*                                                         7.27%       3.20%         4.55%(b)
Ratio of net expenses to average net assets+                          1.31%       1.32%         1.42%**
Ratio of net investment income to average net assets+                 3.77%       4.71%         4.13%**
Portfolio turnover rate                                                 49%         63%           48%(b)
Net assets, end of period (in thousands)                           $ 1,259     $   345      $      1
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         1.43%       1.32%         1.42%**
 Net investment income                                                3.65%       4.71%         4.13%**
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.31%       1.32%         1.42%**
 Net investment income                                                3.77%       4.71%         4.13%**

(a)  Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized.
+    Ratio with no reduction for fees paid indirectly.
(b)  Not annualized.

The accompanying notes are an integral part of these financial statements.    41

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTSc
--------------------------------------------------------------------------------


                                                                     Six Months
                                                                       Ended          Year
                                                                      12/31/07        Ended
                                                                    (unaudited)      6/30/07
CLASS Y
Net asset value, beginning of period                                 $  8.88        $   8.83
                                                                     -------        --------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.22        $   0.44
 Net realized and unrealized gain (loss) on investments                 0.28            0.06
                                                                     -------        --------
  Net increase (decrease) from investment operations                 $  0.50        $   0.50
Distributions to shareowners:
 Net investment income                                                 (0.23)          (0.45)
                                                                     -------        --------
Net increase (decrease) in net asset value                           $  0.27        $   0.05
                                                                     -------        --------
Net asset value, end of period                                       $  9.15        $   8.88
                                                                     =======        ========
Total return*                                                           5.38%           5.65%
Ratio of net expenses to average net assets+                            0.57%**         0.57%
Ratio of net investment income to average net assets+                   4.79%**         4.89%
Portfolio turnover rate                                                   52%**           31%
Net assets, end of period (in thousands)                             $764,419       $613,523
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           0.57%**         0.57%
 Net investment income                                                  4.79%**         4.89%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           0.57%**         0.57%
 Net investment income                                                  4.79%**         4.89%


                                                                       Year         Year        Year       Year
                                                                      Ended        Ended       Ended       Ended
                                                                     6/30/06      6/30/05     6/30/04     6/30/03
CLASS Y
Net asset value, beginning of period                                 $  9.33      $  9.12     $  9.35    $  8.87
                                                                     -------      -------     -------    -------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.39      $  0.44     $  0.46    $  0.51
 Net realized and unrealized gain (loss) on investments                (0.46)        0.28       (0.14)      0.51
                                                                     -------      -------     -------    -------
  Net increase (decrease) from investment operations                 $ (0.07)     $  0.72     $  0.32    $  1.02
Distributions to shareowners:
 Net investment income                                                 (0.43)       (0.51)      (0.55)     (0.54)
                                                                     -------      -------     -------    -------
Net increase (decrease) in net asset value                           $ (0.50)     $  0.21     $ (0.23)   $  0.48
                                                                     -------      -------     -------    -------
Net asset value, end of period                                       $  8.83      $  9.33     $  9.12    $  9.35
                                                                     =======      =======     =======    =======
Total return*                                                          (0.77)%       8.07%       3.48%     11.86%
Ratio of net expenses to average net assets+                            0.58%        0.61%       0.58%      0.67%
Ratio of net investment income to average net assets+                   4.20%        4.43%       5.05%      5.54%
Portfolio turnover rate                                                   60%          49%         63%        48%
Net assets, end of period (in thousands)                             $521,480     $21,027     $13,617    $ 7,719
Ratios with no assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           0.58%        0.61%       0.58%      0.67%
 Net investment income                                                  4.20%        4.43%       5.05%      5.54%
Ratios with assumption of expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                           0.58%        0.61%       0.58%      0.67%
 Net investment income                                                  4.20%        4.43%       5.05%      5.54%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

42  The accompanying notes are an integral part of these financial statements.

Pioneer Bond Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                7/6/07 (a) to
                                                                  12/31/07
                                                                 (unaudited)
Class Z
Net asset value, beginning of period                              $  8.89
                                                                  -------
Increase from investment operations:
  Net investment income                                           $  0.21
  Net realized and unrealized gain on investments                    0.35
                                                                  -------
   Net increase from investment operations                        $  0.56
Distributions to shareowners:
  Net investment income                                             (0.22)
                                                                  -------
Net increase in net asset value                                   $  0.34
                                                                  -------
Net asset value, end of period                                    $  9.23
                                                                  =======
Total return*                                                        6.39%(b)
Ratio of net expenses to average net assets+                         0.57%**
Ratio of net investment income to average net assets+                4.78%**
Portfolio turnover rate                                                52%**
Net assets, end of period (in thousands)                          $   104
Ratios with no assumption of expenses by PIM and no reduc-
  tion for fees paid indirectly:
  Net expenses                                                       0.57%**
  Net investment income                                              4.78%**
Ratios with assumption of expenses by PIM and reduction for
  fees paid indirectly:
  Net expenses                                                       0.57%**
  Net investment income                                              4.78%**

(a)  Class Z shares were first publicly offered on July 6, 2007.
(b)  Not annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, and the complete redemption of the investment at net asset value at each end of each period.
**   Annualized
+    Ratios with no fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   43

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Bond Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objectives of the Fund are to seek current income consistent with preservation of capital.

The Trustees have authorized the issuance of six classes of shares of the Fund. The Fund offers six classes of shares designated as Class A, Class B, Class C, Class R, Class Y and Class Z shares. Class R shares were first publicly offered April 1, 2003. As planned, on December 10, 2006 Investor Class shares were converted to Class A shares. Class Z shares were first publicly offered on July 6, 2007. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distributions fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C, and Class R shareowners, respectively. There is no distribution plan for Class Y and Class Z shares.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors. The Fund's prospectus contains information regarding the Fund's principal risks. Please refer to those documents when considering the Fund's risks.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

A.   Security Valuation

     Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or under the direction of the Board of Trustees. At December 31, 2007 there were no securities fair valued. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Temporary cash investments are valued at cost which approximates market value.

     All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and are included in interest income. Market discount and premium are accreted or amortized daily. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly paydowns. Interest income is recorded on the accrual basis.

     Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.   Federal Income Taxes

     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

     The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as from or in excess of net investment income or as from net realized gain on investment transactions, or as from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

     The tax character of current year distributions payable will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended June 30, 2007 was as follows:

                                    2007
------------------------------------------
  Distributions paid from:
  Ordinary income              $42,705,441
                               -----------
    Total                      $42,705,441
                               ===========

     The difference between book basis and tax-basis unrealized appreciation is attributable to the tax treatment of amortization.

C.   Fund Shares

     The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A., (UniCredito Italiano), earned $12,559 in underwriting commissions on the sale of Class A shares during the six months ended December 31, 2007.

D.   Class Allocations

     Income, common expenses, and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day. Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C, and Class R shares of the Fund, respectively. Class Y and Class Z shares are not subject to a distribution plan. Shareowners of each class participate in all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3).

     The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as

Pioneer Bond Fund
--------------------------------------------------------------------------------

     of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that each class of shares can bear different transfer agent and distribution expense rates.

E.   Repurchase Agreements

     With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from the counterparties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund's custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

F.   Securities Lending

     The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral which is required to be at least 102% at all times, of the fair value of the securities loaned. The amount of the collateral is required to be adjusted daily to reflect any price fluctuation in the value of loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

2.   Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's portfolio. Management fees are calculated daily at the annual rate of 0.50% of the Fund's average daily net assets. For the six months ended December 31, 2007, the net management fee was equivalent to 0.51%.

Effective November 1, 2006, PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.00%, 1.90%, 1.90% and 1.25% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through November 1, 2010 for Class A shares and through November 1, 2009 for Class B, Class C and Class R shares. PIM expects to continue its limitation of expenses unless the expense limit agreement with the Fund is terminated pursuant to the terms of the expense limit agreement. However, there can be no assurance that PIM will extend the expense limitation beyond November 1, 2010 for Class A shares and November 1, 2009 for Class B, Class C and Class R shares. The Fund may terminate the expense limitation agreement at any time; provided, however, that the Board of Trustees would not take such action unless it determined termination of the agreement be in the best interests of the Fund and its shareowners.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting, and insurance premiums, are paid by the Fund. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $47,722 in management fees, administrative costs and certain other services payable to PIM at December 31, 2007.

3.   Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $137,387 in transfer agent fees payable to PIMSS at December 31, 2007.

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

4.   Distribution and Service Plans

The Fund adopted a Plan of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Currently under the Class A Plan, PFD is reimbursed for distribution expenses in an amount up to 0.25% of the average daily net assets attributable to Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee both paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services paid as compensation for personal services and/or account maintenance services or distribution services. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares held by such plans. Included in "Due to Affiliates" reflected on the Statement of Assets and Liabilities is $11,870 in distribution fees payable to PFD at December 31, 2007.

In addition, redemptions of Class A, Class B and Class C shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended December 31, 2007, $61,482 in CDSCs were paid to PFD.

5.   Expense Offset Arrangements

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the six months ended

Pioneer Bond Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/07 (unaudited) (continued)
--------------------------------------------------------------------------------

December 31, 2007, the Fund's expenses were reduced $8,138 under such arrangements.

6.   Unfunded Loan Commitments

As of December 31, 2007, the Fund had unfunded loan commitments of approximately $217,913 which could be extended at the option of the borrower, pursuant to the following loan agreements:

                    Borrower                       Unfunded Commitment
--------------------------------------------------------------------------------
  Flextronics International LTD, - A1-ADelayed
  Draw Term Loan                                        $217,913

7.   Merger Information

On October 19, 2007, beneficial owners of Pioneer Interest Shares Fund approved a proposed Agreement and Plan of Reorganization that provided for the merger listed below. This tax-free reorganization was accomplished on October 19, 2007 ("Closing Date"), by exchanging all of Pioneer Interest Shares Fund's net assets in Class A for Pioneer Bond Fund's shares, based on Pioneer Bond Fund's Class Y shares ending net asset value. The following charts show the details of the reorganization as of that Closing Date:

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                            Pioneer                Pioneer                Pioneer
                           Bond Fund        Interest Shares Fund         Bond Fund
                     (Pre-Reorganization)   (Pre-Reorganization)   (Post-Reorganization)
----------------------------------------------------------------------------------------
  Net Assets
  Class A                $ 275,992,415           $90,154,588          $  366,147,003
  Class B                $  35,217,908           $         -          $   35,217,908
  Class C                $  36,400,849           $         -          $   36,400,849
  Class R                $   7,179,079           $         -          $    7,179,079
  Class Y                $ 672,970,817           $         -          $  672,970,817
  Class Z                $     102,938                                $      102,938
                         -------------                                --------------
  Total Net
   Assets                $1,027,864006           $90,154,588          $1,118,018,954
                         -------------           -----------          --------------
  Shares
  Outstanding
  Class A                   30,170,522             7,395,024              40,110,388
  Class B                    3,871,495                     -               3,871,495
  Class C                    4,014,986                     -               4,014,986
  Class R                      776,893                     -                 776,893
  Class Y                   74,166,916                     -              74,166,916
  Class Z                       11,249                     -                  11,249
  Shares
   Issued in
   Reorganization
  Class Y                                                                  9,939,866

                                       Unrealized       Accumulated
                                    Appreciation On       Loss On
                                      Closing Date      Closing Date
---------------------------------------------------------------------
  Pioneer Interest Shares Fund     $262,540            $(206,552)

8.   New Pronouncements

In September 2006, Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have on the Fund's financial statement disclosures.

Pioneer Bond Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT
--------------------------------------------------------------------------------

Pioneer Investment Management, Inc. (PIM) serves as the Fund's investment adviser pursuant to an investment advisory agreement between PIM and the Fund. The Trustees of the Fund, as required by law, determine annually whether to continue the investment advisory agreement for the Fund.

In connection with their most recent consideration of the investment advisory agreement for the Fund, the Trustees received and reviewed a substantial amount of information provided by PIM in response to requests of the independent Trustees and their independent legal counsel. The independent Trustees met on a number of occasions with PIM and also separately with their independent legal counsel to evaluate and discuss the information provided to them by PIM. At a meeting held on November 13, 2007, based on their evaluation of the information provided by PIM, the Trustees, including the independent Trustees voting separately, unanimously approved the continuation of the investment advisory agreement for another year.

In considering the continuation of the investment advisory agreement, the Trustees considered various factors that they determined were relevant, including the factors described below. The Trustees did not identify any single factor as the controlling factor in determining to approve the continuation of the agreement.

Nature, Extent and Quality of Services
The Trustees considered the nature, extent and quality of the services provided by PIM to the Fund, taking into account the investment objective and strategy of the Fund and the information related to the Fund provided to the Trustees at each quarterly meeting. The Trustees reviewed the terms of the investment advisory agreement. The Trustees also reviewed PIM's investment approach for the Fund and its research process. The Trustees considered the resources of PIM and the personnel of PIM who provide investment management services to the Fund. They also considered PIM's compliance and legal resources and personnel.

In addition, the Trustees considered the other services that PIM provides to the Fund under the investment advisory agreement and that, as administrator, PIM is responsible for the administration of the Fund's business and other affairs. It was noted that PIM supervises and monitors the performance of the Fund's service providers and provides the Fund with personnel (including officers) as are necessary

Pioneer Bond Fund
--------------------------------------------------------------------------------

for the Fund's operations. The Trustees considered the fees paid to PIM for the provision of such services.

Based on these considerations, the Trustees concluded that the nature, extent and quality of services provided by PIM to the Fund were satisfactory and consistent with the terms of the investment advisory agreement.

Performance of the Fund
The Trustees considered the performance results of the Fund over various time periods. They reviewed information comparing the Fund's performance with the average performance of its peer group of funds as classified by Morningstar, Inc. (Morningstar), an independent provider of investment company data, and with the performance of the Fund's benchmark index. The Trustees considered that the Fund's annualized total return was in the fourth quintile of its Morningstar category for the one year period ended June 30, 2007, in the second quintile of its Morningstar category for the three year period ended June 30, 2007, and in the first quintile of its Morningstar category for the five year period ended June 30, 2007. (In all quintile rankings referred to throughout this disclosure, first quintile is most favorable to the Fund's shareowners. Thus, highest relative performance would be first quintile and lowest relative expenses would also be first quintile.) After discussing the reasons for the Fund's short-term underperformance with PIM, the Trustees concluded that the investment performance of the Fund was satisfactory.

Management Fee and Expenses
The Trustees considered information on the fees and expenses of the Fund in comparison to the management fees of its peer group of funds as classified by Morningstar and the expense ratios of a peer group of funds selected on the basis of criteria determined by the independent Trustees for this purpose using data provided by Strategic Insight Mutual Fund Research and Consulting, LLC (Strategic Insight), an independent third party.

The Trustees considered that the Fund's management fee for the twelve months ended June 30, 2007 was in the third quintile relative to the management fees paid by other funds in its peer group Morningstar category for the comparable period. The Trustees also considered that the Fund's expense ratio for the twelve months ended June 30, 2007 was in the third quintile relative to its Strategic Insight peer group.

Pioneer Bond Fund
--------------------------------------------------------------------------------
APPROVAL OF INVESTMENT ADVISORY AGREEMENT                          (continued)
--------------------------------------------------------------------------------

The Trustees also reviewed management fees charged by PIM to its separate account clients with a similar investment strategy as the Fund. The Trustees noted that in some instances the fee rates for those separate accounts were lower than the management fees for the Fund and considered that, under the investment advisory agreement with the Fund, PIM performs additional services for the Fund that it does not provide to those other clients, including oversight of the Fund's other service providers, regulatory compliance and other services.

The Trustees concluded that the management fee payable by the Fund to PIM was reasonable in relation to the nature and quality of services provided, taking into account the fees charged by other advisers for managing comparable mutual funds with similar strategies. The Trustees also concluded that the Fund's expense ratio was reasonable, taking into account the size of the Fund, the quality of services provided by PIM, the investment performance of the Fund and the contractual expense limitation agreed to by PIM with respect to the Fund.

Profitability
The Trustees considered information provided by PIM regarding the profitability of PIM with respect to the advisory services provided by PIM to the Fund, including the methodology used by PIM in allocating certain of its costs to the management of the Fund. The Trustees also considered PIM's profit margin in connection with the overall operation of the Fund. They further reviewed the financial results realized by PIM and its affiliates from non-fund businesses. The Trustees considered PIM's profit margins with respect to the Fund in comparison to the limited industry data available and noted that the profitability of any adviser was affected by numerous factors, including its organizational structure and method for allocating expenses. The Trustees recognized that PIM should be entitled to earn a reasonable level of profit for the services provided to the Fund. The Trustees concluded that PIM's profitability with respect to the management of the Fund was not unreasonable.

Economies of Scale
The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The

Pioneer Bond Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Trustees considered PIM's agreement to add breakpoints to the management fee schedule so that the management fee would reduce when Fund assets reach $1 billion and again when Fund assets reach $4 billion. The Trustees reviewed the impact that the breakpoints would have on the Fund's management fee versus its Morningstar category peer group. The Trustees concluded that, because of the addition of breakpoints in the management fee schedule and the reduced fee rates above certain asset levels, any perceived or potential economies of scale would be shared between PIM and the Fund.

Other Benefits
The Trustees considered the other benefits to PIM from its relationship with the Fund. The Trustees considered that affiliates of PIM serve as the Fund's transfer agent and distributor. The Trustees considered the receipt by PIM and its affiliates of sales loads and payments under Rule 12b-1 plans in respect of the Fund and the other Pioneer funds. The Trustees further considered the intangible benefits to PIM by virtue of its relationship with the Fund and the other Pioneer funds. The Trustees concluded that the receipt of these benefits was reasonable in the context of the overall relationship between PIM and the Fund.

Conclusion
After consideration of the factors described above as well as other factors, the Trustees, including all of the independent Trustees, concluded that the terms of the investment advisory agreement between PIM and the Fund, including the fees payable thereunder, were fair and reasonable and voted to approve the proposed continuation of the investment advisory agreement for the Fund.

Pioneer Bond Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                           Officers
John F. Cogan, Jr., Chairman       John F. Cogan, Jr., President
David R. Bock                      Daniel K. Kingsbury, Executive
Mary K. Bush                         Vice President
Margaret B.W. Graham               Vincent Nave, Treasurer
Daniel K. Kingsbury                Dorothy E. Bourassa, Secretary
Thomas J. Perna
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Bingham McCutchen LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.

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--------------------------------------------------------------------------------

                           This page for your notes.

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                           This page for your notes.

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--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

     We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

     Call us for:

     Account Information, including existing accounts,
     new accounts, prospectuses, applications
     and service forms                                          1-800-225-6292

     FactFone(SM) for automated fund yields, prices,
     account information and transactions                       1-800-225-4321

     Retirement plans information                               1-800-622-0176

     Telecommunications Device for the Deaf (TDD)               1-800-225-1997

     Write to us:

     PIMSS, Inc.
     P.O. Box 55014
     Boston, Massachusetts 02205-5014

     Our toll-free fax                                          1-800-225-4240

     Our internet e-mail address            ask.pioneer@pioneerinvestments.com
     (for general questions about Pioneer only)

     Visit our web site:                            www.pioneerinvestments.com

 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete schedule of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.

Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

The registrant's principal executive officer and principal financial officer, however, voluntarily are reporting the following information:

In August of 2006 the registrant's investment adviser enhanced its internal procedures for reporting performance information required to be included in prospectuses.
Those enhancements involved additional internal controls over the appropriateness of performance data generated for this purpose. Such enhancements were made following an internal review which identified prospectuses relating to certain classes of shares of a limited number of registrants where, inadvertently, performance information not reflecting the deduction of applicable sales charges was included. Those prospectuses were revised, and the revised prospectuses were distributed to shareholders.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Bond Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date February 29, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 29, 2008


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 29, 2008

* Print the name and title of each signing officer under his or her signature.